ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2017	2018
	RMB	RMB

Technology rights for licensed seeds	75,899	75,899
Others	4,739	4,739

	80,638	80,638
Accumulated amortization	(61,862)	(67,806)
Impairment provision	(3,037)	(4,470)

Acquired intangible assets, net	15,739	8,362

Amortization expenses for the years ended September 30, 2016, 2017 and 2018 were RMB6,637, RMB6,153 and RMB5,944, respectively. RMBnil and RMBnil and RMB1,433 were charged for the years ended September 30, 2016, 2017 and 2018, respectively.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2019	2,034
2020	1,058
2021	832
2022	795
2023	782

Total	5,501

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 3 to 20 years and are charged to general and administrative expenses.